Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 6 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following on December 31, 2020 and 2019:

	December 31,
	2020	2019
Trade accounts payable	$824,405	$529,866
Accrued payroll and payroll taxes	244,926	92,799
Credit card payable	-	26,049
Total	$1,069,331	$648,714

During the year ended December 31, 2020, the amount of $26,049 was reclassified from accrued liabilities to other current liabilities.